Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit Information [Abstract]
Auditor Name	PricewaterhouseCoopers Ltd.	PricewaterhouseCoopers Ltd.	Ernst & Young Ltd.
Auditor Location	Hamilton, Bermuda	Hamilton, Bermuda	Hamilton, Bermuda
Auditor Firm ID	1403	1403	1277